Significant Accounting Policies, Equity Method Investments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
VIE [Member] | RGI [Member]
Equity Method Investments [Abstract]
Loss in value of investment	$ 0